Schedule Of Contract Liabilities (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Revenue from Contract with Customer [Abstract]
Accruals for operating expenses	$ 329,654	$ 2,565,655